Employee benefits - Classes of Benefits and Expenses by Employee (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current
Profit sharing and bonuses	$ 0	$ 0
Performance bonus and operational targets	31,546	23,946
Total	31,546	23,946
Non-current
Profit sharing and bonuses	26,970	18,428
Severance indemnity payments	38,637	43,578
Total	$ 65,607	$ 62,006